CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,358,632)	$ (1,343,190)	$ (239,966)	$ (463,806)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	35,445	35,444	70,894	60,459
(Gain)/loss on extinguishment of debt	0	0	0	(2,339,353)
Debt settlement expense	0	0	0	566,129
Amortization of debt discount	708,983	169,479	775,091	295,000
Change in fair value of derivative liability	(1,328,000)	(93,000)	1,600,000	(11,000)
Change in fair value of warrant liability	47,000	30,000	244,000	(4,000)
Financing costs related to convertible debentures	1,284,346	510,064	1,310,751	164,000
Shares issued for services	0	0	100,000	0
Changes in operating assets and liabilities:
Inventory	(4,200)	0	0	0
Prepaid expenses and other current assets	(4,624)	134,144	145,301	(223,000)
Accounts payable	46,841	29,470	31,982	(63,959)
Other accrued expenses	74,896	70,748	179,822	162,941
Accrued interest - related parties	95,147	20,000	61,455	91,500
CASH USED IN OPERATING ACTIVITIES	(402,798)	(436,841)	(765,793)	(722,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets	(5,350)	0	0	0
Cash paid for construction in progress	(76,427)	0	(171,050)	0
CASH USED IN INVESTING ACTIVITIES	(81,777)	0	(171,050)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank loan	0	0	0	45,000
Payments on bank loan	(3,748)	(2,837)	(6,587)	(2,000)
Payment of related party notes payable	0	(24,000)	0	(16,000)
Repayment line of credit short-term	(1,244)	(2,486)	(2,486)	0
Borrowing on Notes payable - related party	0	0	0	657,257
Notes receivable	112,000	0	(76,000)	0
Line of credit	0	0	0	(40,005)
Proceeds from sale of stock	15,400	25,000	25,000	10,000
Proceeds from convertible debentures	465,800	432,750	1,072,901	150,000
Proceeds from convertible debentures, related party	0	180,000	180,000	0
Payments on convertible debentures	(123,038)	(130,000)	(227,500)	0
Payments on convertible debentures, related party	0	(67,500)	(92,400)	0
CASH PROVIDED BY FINANCING ACTIVITIES	465,170	410,927	872,928	804,252
NET CHANGE IN CASH	(19,405)	(25,914)	(63,915)	82,037
CASH AT BEGINNING OF YEAR	24,280	88,195	88,195	6,158
CASH AT YEAR END	4,875	62,281	24,280	88,195
INTEREST PAID	60,398	40,516	109,610	72,837
NON-CASH TRANSACTIONS
Common Stock for debt settlement	0	0	0	566,129
Repayment of debt through issuance of bank loan	0	0	0	200,000
Shares issued upon conversion	662,953	0	79,304	0
Shares issued upon exercise of warrants	150,000	0	0	0
Notes receivable for convertible debentures	90,000	0	131,200	0
Common shares exchanged for Series A Preferred Shares	$ 500	$ 0	$ 0	$ 0